Condensed Financial Statements - Statements of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 86,584	$ 80,979	$ 90,811
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	14,314	11,473	10,085
Loss (gain) on forward contracts marked to market	(2,053)	1,600	(2,258)
Changes in assets and liabilities:
Other current assets	1,250	(332)	(3,737)
Other non-current assets	6	237	2,888
Other taxes payable	1,511	184	(157)
Accrued liabilities	6,431	(1,698)	3,006
Net cash provided by operating activities	131,055	101,064	125,654
Investing activities:
Net cash provided by (used in) investing activities	(117,577)	(178,534)	(61,802)
Financing activities:
Repayment of short-term bank borrowings	(46,853)	(27,500)	(34,374)
Proceeds from short-term bank borrowings	77,241	55,950
Proceeds from exercise of share options	1,381	1,637	2,363
Repurchase of ordinary shares issued for convertible notes	(37,003)
Repurchase of ordinary shares	(30,000)
Net cash provided by (used in) financing activities	(31,239)	29,772	(32,262)
Net increase (decrease) in cash and cash equivalents	(17,235)	(44,033)	34,891
Cash and cash equivalents at beginning of year	71,368	115,401	80,510
Cash and cash equivalents at end of year	54,133	71,368	115,401
Parent Company
Operating activities:
Net income	86,584	80,979	90,811
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	13,329	10,227	9,210
Equity in earnings of subsidiaries	(96,284)	(90,212)	(75,287)
Loss (gain) on forward contracts marked to market	(2,460)	1,199	(745)
Changes in assets and liabilities:
Other current assets	210	(163)	670
Other non-current assets	74	74	74
Other current liabilities	(770)		(1)
Other taxes payable	(243)	59	(425)
Accrued liabilities	(183)	(269)	(1,115)
Net cash provided by operating activities	257	1,894	23,192
Investing activities:
Long-term investment in subsidiaries	(11,275)	(32,012)	(14,003)
Dividends received from subsidiaries	43,183	5,000
Intercompany loan received from subsidiaries	53,016
Net cash provided by (used in) investing activities	84,924	(27,012)	(14,003)
Financing activities:
Repayment of short-term bank borrowings	(20,000)		(10,000)
Proceeds from short-term bank borrowings		20,000
Proceeds from exercise of share options	1,381	1,637	2,363
Repurchase of ordinary shares issued for convertible notes	(37,003)
Repurchase of ordinary shares	(30,000)
Net cash provided by (used in) financing activities	(85,622)	21,637	(7,637)
Net increase (decrease) in cash and cash equivalents	(441)	(3,481)	1,552
Cash and cash equivalents at beginning of year	1,980	5,461	3,909
Cash and cash equivalents at end of year	1,539	1,980	5,461
Non-cash investing and financing activities:
Dividends declared by subsidiaries but not received		$ 40,634